DEFERRED COST	12 Months Ended
Dec. 31, 2025
Schedule Of Deferred Cost
DEFERRED COST

Note 8 — DEFERRED COST

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Current portion	576,562	76,237	59,287
Non-current portion	57,400	-	-
	633,962	76,237	59,287

Deferred costs are prepaid software license and maintenance services not recognized in the current financial year.

Deferred costs for the year ended December 31, 2025 amounting to S$76,237 (US$59,287) is expected to be recognized in the consolidated statements of operations and comprehensive income in the next fiscal year.